INVENTORY (10K) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2015
INVENTORY [Abstract]
Obsolete finished goods	$ 19,000	$ 60,000
Components of inventory [Abstract]
Raw materials	41,648	10,148	$ 45,087
Work-in-progress	271,571	299,464	546,749
Finished goods	12,438	85,993	20,476
Total	$ 325,657	$ 395,605	$ 612,312